INCOME TAXES (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Non capital losses		$ 9,000,490
Uncertain tax liability	$ 1,079,380